Accrued Expenses, Other	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Accrued Expenses, Other

Accrued expenses, other consists of the following:

	December 31,
	2010	2009

Accrued expenses, other	$39,850	$127,768
Accrued registration rights penalty	5,000	41,000
Accrued interest	14,676	28,127
Accrued interest, related party	157,683	13,502
Accrued warranty costs	11,452	—
Contractual obligation	13,200	13,200

	$241,861	$223,597